Investments in Joint Ventures - Additional Information (Detail)					3 Months Ended	12 Months Ended
	May 07, 2020 USD ($)	Feb. 13, 2020 USD ($)	Dec. 03, 2019 USD ($)	Jul. 09, 2019 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2019 USD ($) Vessel	Dec. 31, 2020 USD ($)	May 22, 2019 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage		51.00%				50.10%	50.10%
Equity Method Investments						$ 25,250,173	$ 43,177,657
Funds contributed for working capital purposes		$ 41,998,500				$ 10,571,100
Proceeds From Equity Method Investee	$ 24,276,000		$ 2,505,000	$ 7,363,147
Equity Method Investment, Aggregate Cost		$ 80,550,000
Frost Investments Corp Inc [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage						50.10%		49.90%
Equity Method Investments								$ 20,400,000
Proceeds From Equity Method Investee			$ 5,000,000
MGC Aggressive Holdings Inc [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage							49.00%
Proceeds From Equity Method Investee	$ 47,600,000
MGC Aggressive Holdings Inc [Member] | Gaschem Hamburg [Member] | Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from Sale of Productive Assets					$ 34,000,000
Corporate Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds From Equity Method Investee				$ 14,696,900
Co-venturer [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage						49.90%
Equity Method Investment minority interest						$ 20,720,975
Number of joint ventures | Vessel						4
Equity Method Investments						$ 20,804,025
Co-venturer [Member] | Frost Investments Corp Inc [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage								50.10%
Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Funds contributed for working capital purposes						$ 751,500